Quarterly Holdings Report
for

Fidelity Freedom® Index 2005 Fund

June 30, 2021

FRX-X05-QTLY-0821
1.906834.111

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 13.8%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $23,245,086)	2,402,693	35,607,911

International Equity Funds - 9.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $16,629,019)	1,508,965	23,645,479

Bond Funds - 47.2%
Fidelity Series Bond Index Fund (a)	10,858,716	114,125,107
Fidelity Series Long-Term Treasury Bond Index Fund (a)	950,016	7,951,631
TOTAL BOND FUNDS
(Cost $120,200,784)		122,076,738

Inflation-Protected Bond Funds - 9.3%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $22,183,729)	2,183,545	23,975,321

Short-Term Funds - 20.6%
Fidelity Cash Central Fund 0.06% (b)	9,878	9,880
Fidelity Series Treasury Bill Index Fund (a)	5,329,687	53,296,872
TOTAL SHORT-TERM FUNDS
(Cost $53,314,783)		53,306,752
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $235,573,401)		258,612,201
NET OTHER ASSETS (LIABILITIES) - 0.0%		(289)
NET ASSETS - 100%		$258,611,912

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	1
Total	$1

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$9,880	$--	$--	$--	$--	$9,880	0.0%
Total	$9,880	$--	$--	$--	$--	$9,880

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$111,881,319	$7,125,363	$6,492,236	$409,348	$3,116	$1,607,545	$114,125,107
Fidelity Series Global ex U.S. Index Fund	23,776,047	1,200,767	2,618,116	--	422,001	864,780	23,645,479
Fidelity Series Inflation-Protected Bond Index Fund	23,458,328	1,394,674	1,396,760	--	13,123	505,956	23,975,321
Fidelity Series Long-Term Treasury Bond Index Fund	7,549,602	425,720	467,008	46,036	(15,525)	458,842	7,951,631
Fidelity Series Total Market Index Fund	35,605,345	1,142,937	3,860,272	133,795	857,792	1,862,109	35,607,911
Fidelity Series Treasury Bill Index Fund	51,962,647	4,346,729	3,012,504	8,890	(2,106)	2,106	53,296,872
Total	$254,233,288	$15,636,190	$17,846,896	$598,069	$1,278,401	$5,301,338	$258,602,321

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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